Not FDIC Insured May Lose Value No Bank Guarantee
38913-Q1PH

Schedule of Investments
(unaudited)
Putnam Mortgage Securities Fund 2
Notes to Schedule of Investments 16

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited), December 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.1%
a
U.S. Treasury Notes ,
4.125%, 11/30/31 .................................................. $ 222,000 $ 225,441
4.5%, 11/15/33 .................................................... 100,000 103,275
Total U.S. Government and Agency Securities (Cost $328,716) ....................
328,716
Asset-Backed Securities 4.1%
Financial Services 4.1%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
1,343,917 1,330,932
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A, 6.93% , 10/28/60 ....
317,383 325,297
c
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.326% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 1,864,160 1,806,944
b
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
817,212 828,100
c
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 4.026% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 2,569,472 2,478,237
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
420,000 414,520
b
GGAM Master Trust International Ltd. , 2025-1A , A , 144A, 5.923% , 9/30/60 ........
819,000 826,085
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,010,591 1,015,654
c
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.776% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 11,866 11,907
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,026,000 859,544
b,d
Pioneer Aircraft Finance Ltd. , 2019-1 , E , 144A, 3.98% , 6/15/44 .................
925,000 444,000
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 ...................
244,196 245,048
b
PRET LLC , 2025-NPL9 , A1 , 144A, 5.391% , 8/25/55 .........................
1,826,919 1,832,974
b,c
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.475% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 603,778 605,324
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
991,000 971,690
b,c
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.224% , ( 30-day SOFR
Average + 1.35% ), 7/25/65 ........................................... 890,700 892,029
b,e
Tricolor Auto Securitization Trust ,
2024-1A, A, 144A, 6.61%, 10/15/27 .................................... 456,614 447,611
2025-1A, A, 144A, 4.94%, 2/15/29 ..................................... 266,833 159,780
c
Wells Fargo Home Equity Asset-Backed Securities Trust , 2007-2 , A3 , FRN , 4.306% ,
( 1-month SOFR + 0.574% ), 4/25/37 .................................... 310,119 307,993
15,803,669
a a a a a
Total Asset-Backed Securities (Cost $15,584,193) ...............................
15,803,669
Commercial Mortgage-Backed Securities 27.8%
Financial Services 27.8%
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 839,000 709,113
f,g
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............................ 9,719,991 776,935
f,g
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ...................
14,878,670 579,541
b
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 2,034,000 1,119,398
g
2019-C5, F, 144A, FRN, 2.574%, 11/15/52 ............................... 1,001,000 616,562
f,g
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.599%, 9/15/57 ............................... 19,350,391 996,158
2025-C32, XA, IO, FRN, 1.128%, 2/15/62 ................................ 10,555,008 867,648
Benchmark Mortgage Trust ,
g
2018-B1, C, FRN, 4.202%, 1/15/51 .................................... 718,000 601,356
b,g
2018-B3, D, 144A, FRN, 3.045%, 4/10/51 ............................... 1,141,000 819,737
b
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 1,556,000 852,665

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust, (continued)
b,g
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... $ 1,840,000 $ 978,297
f,g
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................................ 12,777,913 538,861
f,g
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................................ 23,288,617 465,821
f,g
2019-B15, XA, IO, FRN, 0.8%, 12/15/72 ................................. 13,461,242 330,244
f,g
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
11,393,673 480,043
b,g
BWAY Mortgage Trust ,
2022-26BW, E, 144A, FRN, 4.866%, 2/10/44 ............................. 1,133,000 630,413
2022-26BW, F, 144A, FRN, 4.866%, 2/10/44 ............................. 2,305,000 1,136,697
CD Mortgage Trust ,
g
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 826,000 552,936
g
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,408,000 1,348,251
g
2017-CD3, C, FRN, 4.575%, 2/10/50 ................................... 1,638,000 605,100
b
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 2,095,856 120,406
b
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 1,450,000 946,235
CFCRE Commercial Mortgage Trust ,
2016-C7, A3, 3.839%, 12/10/54 ....................................... 624,000 620,094
b,g
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................................ 603,000 573,454
Citigroup Commercial Mortgage Trust ,
b,g
2012-GC8, C, 144A, FRN, 5.124%, 9/10/45 .............................. 1,387,488 1,377,077
g
2015-GC33, C, FRN, 4.335%, 9/10/58 .................................. 770,000 673,983
b,g
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............................. 1,652,193 1,607,474
2015-GC33, D, 3.172%, 9/10/58 ....................................... 250,000 154,685
b
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,035,000 1,797,604
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 1,721,000 1,598,973
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 1,425,245 1,354,144
g
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 398,155 392,361
b
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 924,000 663,138
2014-CR17, B, 4.377%, 5/10/47 ....................................... 615,153 598,710
g
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 1,285,000 1,232,572
g
2014-CR16, C, FRN, 4.777%, 4/10/47 .................................. 1,741,904 1,661,341
g
2014-CR17, C, FRN, 4.781%, 5/10/47 .................................. 1,360,000 1,264,905
g
2014-UBS3, C, FRN, 4.583%, 6/10/47 .................................. 409,000 379,317
g
2014-UBS4, C, FRN, 4.65%, 8/10/47 ................................... 397,060 307,006
b,g
2012-LC4, D, 144A, FRN, 5.383%, 12/10/44 ............................. 2,254,067 1,737,399
b,g
2013-CR7, D, 144A, FRN, 4.245%, 3/10/46 .............................. 679,466 649,717
b,g
2013-LC13, D, 144A, FRN, 5.37%, 8/10/46 .............................. 2,439,484 2,290,980
b,g
2013-CR13, D, 144A, FRN, 4.942%, 11/10/46 ............................ 2,536,000 1,382,120
b,g
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............................. 1,959,000 1,642,659
b,g
2014-UBS4, D, 144A, FRN, 4.713%, 8/10/47 ............................. 757,000 175,074
b
2015-LC19, D, 144A, 2.867%, 2/10/48 .................................. 1,240,000 1,161,504
g
2015-CR26, D, FRN, 3.613%, 10/10/48 ................................. 1,351,375 1,109,313
b
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 882,000 800,056
b,g
2018-COR3, D, 144A, FRN, 2.813%, 5/10/51 ............................. 499,000 209,161
b
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 701,000 660,049
b,g
2015-LC19, E, 144A, FRN, 4.418%, 2/10/48 .............................. 1,436,000 1,303,094
CSAIL Commercial Mortgage Trust ,
g
2015-C1, B, FRN, 3.833%, 4/15/50 .................................... 792,358 758,818
g
2015-C3, C, FRN, 4.047%, 8/15/48 .................................... 1,033,000 947,455
g
2015-C1, C, FRN, 3.833%, 4/15/50 .................................... 644,000 587,857
g
2015-C2, C, FRN, 4.044%, 6/15/57 .................................... 390,222 375,979
b
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 798,000 432,741
g
2015-C2, D, FRN, 4.044%, 6/15/57 .................................... 838,000 678,780
b,g
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% , 8/10/44 .............
1,278,912 1,238,105

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
GS Mortgage Securities Trust ,
2014-GC24, B, FRN, 4.43%, 9/10/47 ................................... $ 1,608,000 $ 1,552,193
b
2014-GC24, D, 144A, FRN, 4.451%, 9/10/47 ............................. 1,892,000 1,201,401
b
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 1,021,000 133,930
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, B, 3.499%, 4/15/46 ....................................... 248,931 230,139
g
2013-C10, C, FRN, 4.104%, 12/15/47 .................................. 338,342 328,460
b,g
2011-C3, D, 144A, FRN, 5.526%, 2/15/46 ............................... 1,123,000 1,038,306
g
2013-LC11, D, FRN, 4.19%, 4/15/46 ................................... 933,000 58,789
b,g
2013-C16, D, 144A, FRN, 4.883%, 12/15/46 ............................. 924,415 877,154
b,g
2012-LC9, D, 144A, FRN, 3.571%, 12/15/47 ............................. 1,408,000 1,340,780
g
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.505%, 2/15/47 ................................... 703,879 690,620
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,497,000 1,398,631
2014-C22, C, FRN, 4.513%, 9/15/47 ................................... 1,124,000 1,061,023
2013-C12, D, FRN, 3.94%, 7/15/45 .................................... 1,408,000 1,315,424
b
2013-C14, D, 144A, FRN, 4.037%, 8/15/46 .............................. 1,732,000 1,356,075
b
2014-C23, D, 144A, FRN, 4.036%, 9/15/47 .............................. 726,000 673,161
b
2013-C12, E, 144A, FRN, 3.94%, 7/15/45 ............................... 1,235,000 853,755
b,g
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.418% ,
9/15/50 ......................................................... 859,000 593,399
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................................... 636,000 609,782
g
2018-C8, C, FRN, 4.755%, 6/15/51 .................................... 835,000 761,753
b,g
2016-C2, D, 144A, FRN, 3.361%, 6/15/49 ............................... 2,330,000 1,152,969
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
796,000 785,923
Morgan Stanley Bank of America Merrill Lynch Trust ,
g
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 1,005,726 980,045
g
2013-C10, B, FRN, 3.952%, 7/15/46 ................................... 1,080,102 1,031,584
g
2013-C9, C, FRN, 3.707%, 5/15/46 .................................... 1,398,000 1,310,146
g
2015-C22, C, FRN, 3.972%, 4/15/48 ................................... 1,616,000 1,431,945
g
2015-C25, C, FRN, 4.374%, 10/15/48 .................................. 770,555 768,717
g
2017-C34, C, FRN, 4.169%, 11/15/52 ................................... 751,000 660,246
b,g
2013-C9, D, 144A, FRN, 3.795%, 5/15/46 ............................... 1,122,000 1,038,374
b,g
2013-C12, D, 144A, FRN, 4.699%, 10/15/46 ............................. 800,000 748,040
b
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 705,879 680,114
b
2015-C24, D, 144A, 3.257%, 5/15/48 ................................... 903,000 887,781
b,g
2015-C23, D, 144A, FRN, 4.204%, 7/15/50 .............................. 488,741 476,387
b,g
2012-C6, E, 144A, FRN, 4.345%, 11/15/45 ............................... 1,677,000 937,996
b,g
2013-C12, E, 144A, FRN, 4.699%, 10/15/46 .............................. 1,232,618 951,581
b,g
2015-C24, E, 144A, FRN, 3.939%, 5/15/48 ............................... 1,239,000 1,203,731
b,g
2013-C10, F, 144A, FRN, 3.952%, 7/15/46 ............................... 2,316,000 283,548
b,g
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,288,000 75,410
g
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 1,920,000 1,887,270
b
2011-C3, E, 144A, FRN, 4.94%, 7/15/49 ................................. 1,859,704 1,836,420
b
PRET LLC ,
2024-NPL9, A1, 144A, 5.851%, 12/25/54 ................................ 731,448 732,405
2025-NPL4, A1, 144A, 6.368%, 4/25/55 ................................. 1,084,152 1,090,256
g
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.355%, 8/15/50 .................................... 1,405,000 1,320,721
2018-C11, C, FRN, 4.874%, 6/15/51 ................................... 986,000 919,446
b
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 1,695,000 1,100,053
b
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 1,132,786 1,030,716

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust ,
g
2015-C31, C, FRN, 4.72%, 11/15/48 ................................... $ 474,857 $ 467,942
g
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 790,000 568,918
g
2018-C46, C, FRN, 4.953%, 8/15/51 ................................... 868,000 821,008
g
2020-C57, C, FRN, 4.023%, 8/15/53 ................................... 418,000 383,675
g
2015-C29, D, FRN, 4.213%, 6/15/48 ................................... 343,182 333,834
2015-C31, D, 3.852%, 11/15/48 ....................................... 2,189,000 1,939,454
b
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 991,000 446,618
g
2016-NXS5, D, FRN, 4.908%, 1/15/59 .................................. 1,174,000 907,479
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 1,206,000 1,106,703
b,g
2015-C31, E, 144A, FRN, 4.72%, 11/15/48 ............................... 1,550,000 892,025
g
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 1,556,771 1,524,083
2014-C23, B, FRN, 4.279%, 10/15/57 ................................... 842,000 816,587
2013-C11, C, FRN, 4.011%, 3/15/45 .................................... 1,104,500 1,071,768
2013-C15, C, FRN, 4.145%, 8/15/46 ................................... 985,000 891,444
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 1,353,000 1,277,232
b
2013-C11, D, 144A, FRN, 4.067%, 3/15/45 ............................... 1,406,000 1,245,037
b
2011-C4, E, 144A, FRN, 4.984%, 6/15/44 ................................ 1,066,568 1,012,040
b
2012-C9, E, 144A, FRN, 4.719%, 11/15/45 ............................... 584,036 582,677
108,155,239
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $119,539,129) ...............
108,155,239
Mortgage-Backed Securities 174.0%
Federal National Mortgage Association (FNMA) Fixed Rate 142.8%
h
Uniform Mortgage-Backed Securities, 1.5%, TBA, 1/25/41 ..................... 11,000,000 9,955,859
h
Uniform Mortgage-Backed Securities, 2%, TBA, 1/25/41 ...................... 18,000,000 16,669,687
h
Uniform Mortgage-Backed Securities, 2%, TBA, 1/25/56 ...................... 81,000,000 65,495,771
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/41 ..................... 9,000,000 8,516,602
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..................... 67,000,000 56,651,641
h
Uniform Mortgage-Backed Securities, 3%, TBA, 1/25/41 ...................... 4,000,000 3,848,594
h
Uniform Mortgage-Backed Securities, 3%, TBA, 1/25/56 ...................... 33,000,000 29,193,399
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/41 ..................... 2,000,000 1,944,539
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/56 ..................... 33,000,000 30,513,398
h
Uniform Mortgage-Backed Securities, 4%, TBA, 1/25/56 ...................... 24,000,000 22,767,815
h
Uniform Mortgage-Backed Securities, 4.5%, TBA, 1/25/56 ..................... 19,000,000 18,551,154
h
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/56 ...................... 8,000,000 7,979,375
h
Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56 ..................... 137,000,000 138,937,021
h
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...................... 72,000,000 73,935,628
h
Uniform Mortgage-Backed Securities, 6.5%, TBA, 1/25/56 ..................... 69,000,000 71,718,381
556,678,864
i
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 5.375%, (1-year CMT T-Note +/- MBS Margin), 7/20/26 ................ 205 205
Government National Mortgage Association (GNMA) Fixed Rate 31.2%
GNMA I, Single-family, 30 Year, 5.5%, 8/15/35 .............................. 57 59
h
GNMA II, Single-family, 30 Year, 2%, 1/15/56 ............................... 18,000,000 14,911,803
h
GNMA II, Single-family, 30 Year, 2.5%, 1/15/56 ............................. 37,000,000 31,921,172
h
GNMA II, Single-family, 30 Year, 3.5%, 1/15/56 ............................. 14,000,000 12,742,726
h
GNMA II, Single-family, 30 Year, 4%, 1/15/56 ............................... 13,000,000 12,282,461
h
GNMA II, Single-family, 30 Year, 4.5%, 1/15/56 ............................. 20,000,000 19,484,375
h
GNMA II, Single-family, 30 Year, 5%, 1/15/56 ............................... 10,000,000 9,978,708
h
GNMA II, Single-family, 30 Year, 5.5%, 1/15/56 ............................. 4,000,000 4,039,411
h
GNMA II, Single-family, 30 Year, 6%, 1/15/56 ............................... 12,000,000 12,230,156

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
h
GNMA II, Single-family, 30 Year, 6.5%, 1/15/56 ............................. $ 4,000,000 $ 4,135,313
121,726,184
Total Mortgage-Backed Securities (Cost $677,056,138) ...........................
678,405,253
Residential Mortgage-Backed Securities 18.0%
Financial Services 18.0%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 1,071,408 1,072,667
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 1,149,185 1,165,073
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 1,437,048 1,454,929
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,275,001 1,285,289
c
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 4.028% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 1,556,607 1,278,598
c
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.036% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 4,710,825 2,871,918
b,g
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ..............
750,000 706,943
Bear Stearns ALT-A Trust ,
c
2005-10, 11A1, FRN, 4.346%, (1-month SOFR + 0.614%), 1/25/36 ............. 153,167 146,991
g
2005-8, 21A1, FRN, 5.19%, 10/25/35 ................................... 255,150 210,109
b
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, 7.553% , 12/28/30 ....................
526,000 526,000
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
1,756,375 1,777,124
b
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
1,446,325 1,458,824
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,718,119 1,507,043
b,c
FHLMC STACR REMIC Trust ,
2020-HQA2, B2, 144A, FRN, 11.589%, (30-day SOFR Average + 7.714%), 3/25/50 1,000,000 1,214,137
2020-HQA3, B2, 144A, FRN, 13.989%, (30-day SOFR Average + 10.114%), 7/25/50 916,000 1,211,733
2020-DNA4, B2, 144A, FRN, 13.989%, (30-day SOFR Average + 10.114%), 8/25/50 2,647,000 3,533,197
2021-DNA1, B2, 144A, FRN, 8.624%, (30-day SOFR Average + 4.75%), 1/25/51 .. 1,330,000 1,478,575
b,c
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.789%, (30-day SOFR Average + 4.914%), 9/25/47 . 371,000 404,631
2019-FTR1, B2, 144A, FRN, 12.339%, (30-day SOFR Average + 8.464%), 1/25/48 2,681,000 3,182,515
2018-HQA2, B2, 144A, FRN, 14.989%, (30-day SOFR Average + 11.114%), 10/25/48 2,108,000 2,618,601
2019-DNA1, B2, 144A, FRN, 14.739%, (30-day SOFR Average + 10.864%), 1/25/49 4,520,000 5,569,798
2019-HQA2, B2, 144A, FRN, 15.239%, (30-day SOFR Average + 11.364%), 4/25/49 637,000 756,441
2019-DNA4, B2, 144A, FRN, 10.239%, (30-day SOFR Average + 6.364%), 10/25/49 1,070,000 1,186,603
g
FHLMC, Structured Pass-Through Certificates ,
T-57, 2A1, FRN, 4.867%, 7/25/43 ...................................... 8,447 8,311
T-59, 2A1, FRN, 4.227%, 10/25/43 ..................................... 4,301 3,658
FNMA ,
g
2003-W3, 1A4, FRN, 4.869%, 8/25/42 .................................. 11,037 10,798
g
2004-W2, 4A, FRN, 5.049%, 2/25/44 ................................... 1,948 1,927
f,g
2001-79, BI, IO, FRN, 0.249%, 3/25/45 ................................. 390,492 2,027
2003-34, P1, Strip, 4/25/43 ........................................... 27,599 25,465
c
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 1B, FRN, 15.739%, (30-day SOFR Average + 11.864%), 10/25/28 ..... 2,802,437 2,889,026
2016-C04, 1B, FRN, 14.239%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 776,268 812,070
2016-C06, 1B, FRN, 13.239%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 502,064 531,024
b
2020-R01, 1B1, 144A, FRN, 7.239%, (30-day SOFR Average + 3.364%), 1/25/40 .. 347,000 353,582
b
2020-SBT1, 1B1, 144A, FRN, 10.739%, (30-day SOFR Average + 6.864%), 2/25/40 3,455,000 3,639,816
b
2020-SBT1, 1M2, 144A, FRN, 7.639%, (30-day SOFR Average + 3.764%), 2/25/40 1,887,000 1,945,630
2016-C03, 2B, FRN, 16.739%, (30-day SOFR Average + 12.864%), 10/25/28 ..... 465,289 480,973
b
2020-R02, 2B1, 144A, FRN, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40 .. 311,000 316,399
b
2022-R02, 2M2, 144A, FRN, 6.874%, (30-day SOFR Average + 3%), 1/25/42 ..... 3,048,000 3,104,028

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA REMIC Trust ,
2003-W14, 2A, FRN, 5.006%, 1/25/43 .................................. $ 5,411 $ 5,319
2003-W11, A1, FRN, 7.334%, 6/25/33 .................................. 197 199
2004-W7, A2, FRN, 7.899%, 3/25/34 ................................... 2,007 2,025
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
555,477 548,130
c
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.366% , ( 1-month SOFR +
0.634% ), 5/19/35 .................................................. 949,285 257,914
b,c
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.024% , ( 30-day SOFR Average + 4.15% ),
1/25/34 ......................................................... 1,000,000 1,016,570
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
154,015 155,644
c
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.166% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 881,451 763,975
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 1,500,652 1,519,168
c
2024-9, A11, 144A, FRN, 5.224%, (30-day SOFR Average + 1.35%), 2/25/55 ..... 1,792,274 1,796,894
b
LHOME Mortgage Trust , 2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ...............
781,000 783,116
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 548,600 549,779
b
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 318,398 320,357
b
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................................ 979,888 983,066
b,c
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 5.224%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 991,715 990,955
2024-4, AF, 144A, FRN, 5.224%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 958,227 957,137
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................................. 2,609,000 2,629,634
2024-RTL6, A1, 144A, 7.439%, 7/25/30 ................................. 509,000 512,370
b,c
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%), 7/23/26 .............. 1,458,000 1,478,753
2025-3, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%), 9/23/26 .............. 1,450,000 1,454,675
2025-7, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%), 11/24/26 ............. 1,448,000 1,451,609
c
Structured Asset Mortgage Investments II Trust , 2006-AR7 , A1BG , FRN , 3.966% ,
( 1-month SOFR + 0.234% ), 8/25/36 .................................... 186,480 167,676
b,g
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
862,000 792,989
c
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.766% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 432,059 415,786
70,296,213
a a a a a
Total Residential Mortgage-Backed Securities (Cost $69,535,520) .................
70,296,213
Agency Commercial Mortgage-Backed Securities 32.0%
Financial Services 32.0%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 17,858 15,716
g
3117, AF, FRN, Zero Cpn., 2/15/36 ..................................... 9,153 8,122
f
4953, AI, IO, 4%, 2/25/50 ............................................ 3,820,317 772,025
3369, BO, Strip, 9/15/37 ............................................. 988 849
f
304, C37, IO, 3.5%, 12/15/27 ......................................... 20,591 324
c
3065, DC, FRN, 7.565%, (30-day SOFR Average + 19.517%), 3/15/35 .......... 672,813 704,709
f
4018, DI, IO, 4.5%, 7/15/41 .......................................... 104,944 1,212
c,f
5003, DS, IO, FRN, 2.111%, (30-day SOFR Average + 5.986%), 8/25/50 ........ 5,856,601 772,698
f
5529, EI, IO, 4.5%, 11/25/51 ......................................... 3,332,805 740,481
c
3408, EK, FRN, 9.302%, (30-day SOFR Average + 25.332%), 4/15/37 .......... 92,539 111,520
c
406, F30, FRN, 5.024%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 550,006 553,824
c
5391, FC, FRN, 4.974%, (30-day SOFR Average + 1.1%), 3/25/54 ............. 434,107 436,679

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
c,f
4326, GS, IO, FRN, 1.952%, (30-day SOFR Average + 5.936%), 4/15/44 ........ $ 6,845,298 $ 703,697
f
5349, IB, IO, 4%, 12/15/46 ........................................... 4,205,138 919,347
f
5050, IM, IO, 3.5%, 10/25/50 ......................................... 8,477,625 1,677,539
f
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 2,480,686 250,041
f
5071, IV, IO, 3%, 12/25/50 ........................................... 16,177,066 2,880,920
f
5121, KI, IO, 4%, 6/25/51 ............................................ 6,202,256 1,510,632
c,f
4915, SD, IO, FRN, 2.061%, (30-day SOFR Average + 5.936%), 9/25/49 ........ 6,886,643 770,088
c,f
5558, SG, IO, FRN, 2.526%, (30-day SOFR Average + 6.4%), 7/25/55 .......... 19,536,653 1,903,984
f
5057, TI, IO, 3%, 11/25/50 ........................................... 13,576,988 2,188,491
c,f
4839, WS, IO, FRN, 2.002%, (30-day SOFR Average + 5.986%), 8/15/56 ........ 6,294,706 889,114
b,c
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.624%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,051,000 1,087,248
2021-MN3, M2, 144A, FRN, 7.874%, (30-day SOFR Average + 4%), 11/25/51 .... 2,289,000 2,377,737
FNMA ,
f
2020-31, IO, 4.5%, 5/25/50 .......................................... 8,099,170 1,475,881
f
2020-96, IO, 3%, 1/25/51 ............................................ 6,806,417 1,125,052
f
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 1,474,292 72,296
f
2021-14, CI, IO, 4.5%, 11/25/49 ....................................... 3,698,280 830,074
2008-53, DO, Strip, 7/25/38 .......................................... 60,276 50,721
c
2024-105, FC, FRN, 4.874%, (30-day SOFR Average + 1%), 1/25/55 ........... 1,738,347 1,744,714
f
2012-104, HI, IO, 4%, 9/25/27 ........................................ 160,627 2,097
f
2023-49, IA, IO, 3%, 8/25/46 ......................................... 7,112,133 927,885
f
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 6,067,459 941,186
f
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 5,464,515 919,928
f
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 17,862,924 3,449,034
f
2020-20, IK, IO, 3.5%, 3/25/50 ........................................ 5,054,970 751,888
f
2015-58, KI, IO, 6%, 3/25/37 ......................................... 2,965,542 479,589
2007-14, KO, Strip, 3/25/37 .......................................... 1,644 1,406
c,f
2011-123, KS, IO, FRN, 2.611%, (30-day SOFR Average + 6.486%), 10/25/41 .... 165,285 12,378
f
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 23,596,000 4,300,319
2006-84, OT, Strip, 9/25/36 .......................................... 600 508
c,f
2019-83, QS, IO, FRN, 1.961%, (30-day SOFR Average + 5.836%), 1/25/50 ...... 12,740,369 1,720,979
c,f
2019-51, SA, IO, FRN, 2.061%, (30-day SOFR Average + 5.936%), 9/25/49 ...... 5,560,415 757,941
c,f
2018-20, SB, IO, FRN, 2.261%, (30-day SOFR Average + 6.136%), 3/25/48 ...... 3,603,972 351,315
c,f
2023-57, SC, IO, FRN, 2.011%, (30-day SOFR Average + 5.886%), 10/25/49 ..... 5,058,676 510,630
b,c
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.239% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 2,528,541 2,573,779
GNMA ,
f
2012-136, IO, 3.5%, 11/20/42 ......................................... 4,181,471 540,239
f
2014-76, IO, 5%, 5/20/44 ............................................ 1,610,649 334,138
1.6%, 2/20/49 .................................................... 8,105,727 583,329
f,g
2024-32, IO, FRN, 0.7%, 6/16/63 ...................................... 16,654,853 854,054
f,g
2016-H24, IO, FRN, 2.084%, 9/20/66 ................................... 6,171,976 383,662
f,g
2017-H09, IO, FRN, 1.887%, 4/20/67 ................................... 4,714,568 138,231
f
2014-174, AI, IO, 3%, 11/16/29 ........................................ 531,865 12,316
f,g
2014-H21, AI, IO, FRN, 1.704%, 10/20/64 ............................... 4,578,580 205,020
f,g
2015-H04, AI, IO, FRN, 1.768%, 12/20/64 ............................... 5,001,350 155,614
f,g
2015-H13, AI, IO, FRN, 2.034%, 6/20/65 ................................ 4,072,878 223,931
f,g
2015-H14, AI, IO, FRN, 2.237%, 6/20/65 ................................ 9,161,207 495,502
f,g
2015-H22, AI, IO, FRN, 2.022%, 9/20/65 ................................ 7,075,898 352,118
f,g
2016-H03, AI, IO, FRN, 2.163%, 1/20/66 ................................ 3,551,769 154,981
f,g
2016-H10, AI, IO, FRN, 1.835%, 4/20/66 ................................ 6,705,628 202,014
f,g
2016-H19, AI, IO, FRN, 2.251%, 9/20/66 ................................ 5,409,438 246,843
f,g
2020-H18, AI, IO, FRN, 1.849%, 9/20/70 ................................ 14,006,486 945,090
c,f
2023-7, AS, IO, FRN, 2.982%, (30-day SOFR Average + 6.9%), 1/20/53 ......... 23,040,563 1,639,458

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,f
2023-56, AS, IO, FRN, 2.242%, (30-day SOFR Average + 6.16%), 4/20/53 ....... $ 23,505,475 $ 1,708,792
f
2014-182, BI, IO, 4%, 1/20/39 ........................................ 2,813,654 154,609
f,g
2017-H04, BI, IO, FRN, 2.413%, 2/20/67 ................................ 4,560,918 194,815
f,g
2017-H23, BI, IO, FRN, 1.951%, 11/20/67 ............................... 3,822,558 135,846
f,g
2020-H05, BI, IO, FRN, 2.483%, 3/20/70 ................................ 2,070,831 99,352
f
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 2,511,123 403,008
f
2022-125, CI, IO, 5%, 6/20/52 ........................................ 7,920,249 1,536,356
f,g
2015-H20, CI, IO, FRN, 2.113%, 8/20/65 ................................ 5,704,610 298,288
f,g
2016-H06, DI, IO, FRN, 1.775%, 7/20/65 ................................ 3,153,211 128,843
f,g
2020-H18, DI, IO, FRN, 2.499%, 11/20/70 ............................... 1,610,602 82,511
c,f
2023-181, DS, IO, FRN, 2.082%, (30-day SOFR Average + 6%), 11/20/53 ....... 22,598,029 1,446,726
c,f
2023-173, ES, IO, FRN, 3.032%, (30-day SOFR Average + 6.95%), 11/20/53 ..... 7,224,396 529,023
c,f
2024-4, ES, IO, FRN, 3.032%, (30-day SOFR Average + 6.95%), 1/20/54 ........ 10,382,887 876,354
c
2023-152, FB, FRN, 5.068%, (30-day SOFR Average + 1.15%), 4/20/51 ......... 884,163 902,829
f
2021-176, GI, IO, 3%, 10/20/51 ....................................... 6,331,356 967,874
f
2024-4, GI, IO, 5%, 2/20/53 .......................................... 3,224,700 805,143
f,g
2016-H27, GI, IO, FRN, 2.344%, 12/20/66 ............................... 7,552,850 477,182
f,g
2017-H08, GI, IO, FRN, 2.541%, 2/20/67 ................................ 5,855,985 513,523
f,g
2015-H10, HI, IO, FRN, 2.148%, 4/20/65 ................................ 4,707,308 252,434
c,f
2024-51, HS, IO, FRN, 2.082%, (30-day SOFR Average + 6%), 3/20/54 ......... 12,175,624 768,396
f,g
2025-H14, IA, IO, FRN, 1.766%, 5/20/75 ................................ 27,162,519 809,128
f
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 20,814,170 3,013,498
f
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 167,482 2,403
f
2024-4, IG, IO, 5%, 12/20/52 ......................................... 4,885,781 944,493
f
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 3,576,056 544,398
f,g
2016-H13, IK, IO, FRN, 2.648%, 6/20/66 ................................ 3,993,568 355,348
f
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 6,112,120 1,441,119
f
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 23,078,108 3,401,531
f
2021-188, IW, IO, 3%, 10/20/51 ....................................... 6,917,270 1,185,754
f,g
2021-H12, IY, IO, FRN, 0.017%, 8/20/71 ................................ 37,718,187 740,344
f
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 8,994,860 1,719,122
f,g
2016-H24, JI, IO, FRN, 2.291%, 11/20/66 ................................ 2,100,244 131,826
f,g
2018-H19, JI, IO, FRN, 2.462%, 10/20/68 ................................ 6,290,775 221,788
f,g
2022-H04, JI, IO, FRN, 0.501%, 2/20/72 ................................. 17,979,642 872,263
c
2023-140, JS, FRN, 6.301%, (30-day SOFR Average + 16.05%), 9/20/53 ........ 795,724 815,290
f
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 684,371 23,565
f,g
2017-H03, KI, IO, FRN, 2.751%, 1/20/67 ................................ 6,318,398 513,717
c,f
2020-96, KS, IO, FRN, 2.302%, (1-month SOFR + 6.036%), 7/20/50 ........... 11,628,920 1,507,015
f
2016-75, LI, IO, 6%, 1/20/40 ......................................... 1,792,670 252,090
f
2015-89, LI, IO, 5%, 12/20/44 ......................................... 2,854,239 509,502
c,f
2024-126, LS, IO, FRN, 2.732%, (30-day SOFR Average + 6.65%), 8/20/54 ...... 24,718,806 1,973,315
f
2012-38, MI, IO, 4%, 3/20/42 ......................................... 4,351,903 755,342
f
2015-53, MI, IO, 4%, 4/16/45 ......................................... 2,484,663 493,073
f
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 10,369,124 1,549,576
f,g
2017-H06, MI, IO, FRN, 2.235%, 2/20/67 ................................ 6,000,570 251,118
f,g
2017-H10, MI, IO, FRN, 1.843%, 4/20/67 ................................ 4,854,175 143,368
c,f
2020-112, MS, IO, FRN, 2.452%, (1-month SOFR + 6.186%), 8/20/50 .......... 4,187,323 589,953
f
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 8,028,693 942,115
f
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 13,063,675 1,938,975
f
2021-76, NI, IO, 3%, 8/20/50 ......................................... 9,054,434 1,473,399
f,g
2016-H23, NI, IO, FRN, 2.306%, 10/20/66 ............................... 6,766,493 334,150
f,g
2017-H08, NI, IO, FRN, 2.192%, 3/20/67 ................................ 3,989,696 125,858
c,f
2024-4, NS, IO, FRN, 1.832%, (30-day SOFR Average + 5.75%), 1/20/54 ........ 13,992,107 909,701
f
2013-6, OI, IO, 5%, 1/20/43 .......................................... 4,597,937 921,816
f,g
2016-H07, PI, IO, FRN, 2.247%, 3/20/66 ................................ 5,089,475 323,518
c
2023-66, PS, FRN, 5.581%, (30-day SOFR Average + 15.375%), 5/20/53 ........ 2,346,662 2,319,476

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f
2013-51, QI, IO, 5%, 2/20/43 ......................................... $ 1,720,684 $ 180,049
f,g
2016-H18, QI, IO, FRN, 2.691%, 6/20/66 ................................ 4,475,806 238,753
c,f
2024-64, QS, IO, FRN, 2.082%, (30-day SOFR Average + 6%), 4/20/54 ......... 33,786,871 2,501,313
c,f
2023-19, S, IO, FRN, 2.202%, (1-month SOFR + 5.936%), 11/20/49 ............ 21,230,200 2,423,635
c,f
2022-153, S, IO, FRN, 2.132%, (30-day SOFR Average + 6.05%), 5/20/50 ....... 9,154,158 971,566
c,f
2024-11, S, IO, FRN, 2.482%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 7,676,552 479,806
c,f
2013-87, SA, IO, FRN, 2.352%, (1-month SOFR + 6.086%), 6/20/43 ........... 5,291,590 620,185
c,f
2020-47, SA, IO, FRN, 2.152%, (1-month SOFR + 5.886%), 5/20/44 ........... 8,450,836 916,715
c,f
2014-119, SA, IO, FRN, 1.752%, (1-month SOFR + 5.486%), 8/20/44 ........... 2,392,661 242,592
c,f
2024-7, SA, IO, FRN, 2.482%, (30-day SOFR Average + 6.4%), 1/20/54 ......... 7,963,611 520,450
c,f
2010-20, SC, IO, FRN, 2.302%, (1-month SOFR + 6.036%), 2/20/40 ........... 337,334 39,842
c,f
2016-80, SD, IO, FRN, 2.252%, (1-month SOFR + 5.986%), 6/20/46 ........... 5,230,583 656,969
c,f
2019-121, SD, IO, FRN, 2.152%, (1-month SOFR + 5.886%), 10/20/49 ......... 6,629,472 809,773
c,f
2019-125, SG, IO, FRN, 2.202%, (1-month SOFR + 5.936%), 10/20/49 ......... 6,863,134 804,164
c,f
2022-209, SG, IO, FRN, 1.682%, (30-day SOFR Average + 5.6%), 12/20/52 ...... 28,334,915 1,726,894
c,f
2022-120, SH, IO, FRN, 2.132%, (30-day SOFR Average + 6.05%), 7/20/52 ...... 13,967,758 1,169,715
c,f
2023-66, SH, IO, FRN, 2.232%, (30-day SOFR Average + 6.15%), 5/20/53 ....... 13,099,087 966,197
c,f
2011-156, SK, IO, FRN, 2.752%, (1-month SOFR + 6.486%), 4/20/38 ........... 4,492,898 504,206
c,f
2021-98, SK, IO, FRN, 2.452%, (1-month SOFR + 6.186%), 6/20/51 ........... 7,574,300 1,032,886
c,f
2023-103, SK, IO, FRN, 2.082%, (30-day SOFR Average + 6%), 7/20/53 ........ 12,384,297 785,053
c,f
2023-13, SL, IO, FRN, 2.332%, (30-day SOFR Average + 6.25%), 1/20/53 ....... 17,096,875 1,193,114
c,f
2021-59, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%), 4/20/51 ........... 3,489,837 464,648
c,f
2021-77, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%), 5/20/51 ........... 10,827,394 1,468,117
c,f
2013-182, SP, IO, FRN, 2.852%, (1-month SOFR + 6.586%), 12/20/43 .......... 2,156,095 305,033
c,f
2023-20, SP, IO, FRN, 3.082%, (30-day SOFR Average + 7%), 2/20/53 ......... 10,348,573 772,752
c,f
2019-110, SQ, IO, FRN, 2.202%, (1-month SOFR + 5.936%), 9/20/49 .......... 4,676,842 532,019
c,f
2023-24, SQ, IO, FRN, 2.332%, (30-day SOFR Average + 6.25%), 2/20/53 ....... 5,884,001 411,574
c,f
2024-30, SU, IO, FRN, 1.932%, (30-day SOFR Average + 5.85%), 2/20/54 ....... 18,543,553 1,236,436
f
2021-182, TI, IO, 3.5%, 10/20/51 ...................................... 3,924,381 730,884
f,g
2015-H23, TI, IO, FRN, 1.989%, 9/20/65 ................................ 3,227,871 130,935
f
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 6,934,516 1,010,724
c,f
2024-30, WS, IO, FRN, 1.882%, (30-day SOFR Average + 5.8%), 2/20/54 ....... 15,434,302 866,980
f,g
2015-H16, XI, IO, FRN, 2.248%, 7/20/65 ................................ 2,064,140 123,097
124,911,064
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $120,857,499) ........
124,911,064
Total Long Term Investments (Cost $1,002,901,195) .............................
997,900,154
a
a a a a
Short Term Investments 13.4%
Shares
a
Management Investment Companies 11.5%
j,k
Putnam Short Term Investment Fund, Class P, 3.967% ....................... 44,663,616 44,663,616
Total Management Investment Companies (Cost $44,663,616) ....................
44,663,616
Principal
Amount
U.S. Government and Agency Securities 1.9%
l,m
U.S. Treasury Bills ,
3.18%, 1/20/26 ................................................... 5,335,900 5,326,484

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
l,m
U.S. Treasury Bills, (continued)
3.49%, 4/23/26 ................................................... $ 2,200,000 $ 2,176,128
7,502,612
Total U.S. Government and Agency Securities (Cost $7,499,792) ..................
7,502,612
Total Short Term Investments (Cost $52,163,408) ................................
52,166,228
a
Total Investments (Cost $1,055,064,603) 269.4% ................................
$1,050,066,382
Other Assets, less Liabilities (169.4)% .........................................
(660,249,987)
Net Assets 100.0% ...........................................................
$389,816,395
†
Rounds to less than 0.1% of net assets.
a
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $129,255,716, representing 33.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Security purchased on a to-be-announced (TBA) basis.
i
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the aggregate value of these securities pledged amounted to $3,993,928, representing 1.0% of net assets.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

At December 31, 2025, the Fund had the following futures contracts outstanding.
At December 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Short 199 $ 41,549,023 3/31/26 $ 17,810
Total Futures Contracts ...................................................................... $17,810
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 180,000,000 $ (396,000) $ 313,188
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 120,000,000 498,000 62,165
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 34,919,000 409,997 (7,701)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 60,205,200 (404,579) (7,477)
3.55%/1-day SOFR/May-28/(Written) BOFA 5/20/26 / 3.55% 213,943,700 (1,904,099) 400,107
(3.56%)/1-day SOFR/May-28/(Purchased) BOFA 5/20/26 / 3.56% 213,943,700 353,007 (106,243)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 26,602,700 1,362,058 (965,301)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 26,602,700 1,300,872 (805,741)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 106,940
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (984,115)
(3.61%)/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (7,527)
3.61%/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (291,963)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (61,475)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (10,438)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,873,200 104,297 (81,350)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (234,842)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (116,729)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (110,921)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (34,357)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 13,681,500 797,632 (617,593)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 28,244
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 (105,666)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 12,604,500 456,283 (142,260)
Unrealized appreciation 910,644
Unrealized (depreciation) (4,691,699)
Total $(3,781,055)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 711,000 $ 372,808 $ 286,537 $ 86,271
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 31,000 16,255 1,764 14,491
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 3,448,000 1,274,323 1,281,422 (7,099)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 501,000 38,593 22,574 16,019
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 216,000 16,639 111,197 (94,558)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 65,000 28,208 28,145 63
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 130,000 56,417 53,080 3,337
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 2,165,000 939,557 950,911 (11,354)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 2,354,000 516,439 707,526 (191,087)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,792,000 393,143 579,466 (186,323)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,086,000 376,441 385,335 (8,894)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 4,531,000 792,547 1,285,860 (493,313)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,017,000 177,890 184,586 (6,696)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,034,000 390,952 426,461 (35,509)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,242,000 238,723 240,586 (1,863)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 784,000 139,006 151,449 (12,443)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 1,274,000 225,885 262,257 (36,372)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,017,000 200,066 182,679 17,387
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,026,000 (127,848) (266,877) 139,029
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 360,000 (188,764) (28,886) (159,878)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 2,413,000 (891,805) (1,031,696) 139,891
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,462,000 (112,622) (254,204) 141,582
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 31,000 (2,388) (5,382) 2,994
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 1,670,000 (128,644) (186,736) 58,092
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 140,000 (23,322) (31,824) 8,502
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 141,000 (23,488) (28,955) 5,467
Investment
Grade

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 69,000 $ (11,494) $ (15,685) $ 4,191
Investment
Grade
Total OTC Swap Contracts .............................................. $4,683,517 $5,291,590 $(608,073)
Total Credit Default Swap Contracts .................................... $4,683,517 $ 5,291,590 $(608,073)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 756,722,000 $ (2,036,031) $ (998,970) $ (1,037,061)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 109,516,000 414,828 304,220 110,608
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 16,424,000 (6,106) (17,594) 11,488
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 362,432,000 2,401,520 1,635,105 766,415
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 13,680,000 (180,037) (110,278) (69,759)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 13,289,300 42,896 — 42,896
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 246,525,000 (1,796,268) (1,346,808) (449,460)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 49,704,000 1,117,484 921,166 196,318

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments Quarterly Schedule of Investments

See A bbreviations on page 18 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 9,464,000 $ 52,167 $ 26,149 $ 26,018
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 13,884,000 (333,411) 424,759 (758,170)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 5,972,000 294,685 183,550 111,135
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 2,094,000 (25,416) (13,078) (12,338)
Total Interest Rate Swap Contracts ................................. $(53,689) $ 1,008,221 $(1,061,910)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Mortgage Securities Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $48,375,449 $41,062,966 $(44,774,799) $— $— $44,663,616 44,663,616 $464,031
Total Affiliated Securities ... $48,375,449 $41,062,966 $(44,774,799) $— $— $44,663,616 $464,031
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 328,716 $ — $ 328,716
Asset-Backed Securities :
Financial Services ...................... — 15,359,669 444,000 15,803,669
Commercial Mortgage-Backed Securities ...... — 108,155,239 — 108,155,239
Mortgage-Backed Securities ................ — 678,405,253 — 678,405,253
Residential Mortgage-Backed Securities ....... — 70,296,213 — 70,296,213
Agency Commercial Mortgage-Backed Securities — 124,911,064 — 124,911,064
Short Term Investments ................... 44,663,616 7,502,612 — 52,166,228
Total Investments in Securities ........... $44,663,616 $1,004,958,766 $444,000 $1,050,066,382
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $910,644 $— $910,644
Futures Contracts ....................... 17,810 — — 17,810
Swap Contracts ......................... — 1,902,194 — 1,902,194
Total Other Financial Instruments ......... $17,810 $2,812,838 $— $2,830,648
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Mortgage Securities Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Premium Swap Option Contracts ...... $— $4,691,699 $— $4,691,699
Swap Contracts ......................... — 3,572,177 — 3,572,177
Total Other Financial Instruments ......... $— $8,263,876 $— $8,263,876
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.